AMG Managers Skyline Special Equities Fund
AMG Managers Skyline Special Equities Fund (formerly Skyline Special Equities Portfolio)
INVESTMENT OBJECTIVE
The AMG Managers Skyline Special Equities Fund’s (the “Fund”) investment objective is to seek maximum capital appreciation primarily through investment in common stocks that the Fund’s Subadvisor, Skyline Asset Management, L. P. (“Skyline” or the “Subadvisor”), considers to be undervalued.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	AMG Managers Skyline Special Equities Fund
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AMG Managers Skyline Special Equities Fund
Management Fee		0.90%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.56%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[2]	1.47%
Fee Waiver and Expense Reimbursements	[3]	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[2][3]	1.33%
[1]	Other Expenses do not include extraordinary expenses as determined under generally accepted accounting principles. If extraordinary expenses had been included, Other Expenses would have been 0.57%.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[3]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2015, to waive management fees (but not below zero) and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.32% of the Fund's average daily net assets. The contractual expense limitation may only be terminated in the event the Investment Manager ceases to be the investment manager of the Fund or by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees; provided, however, that no such termination shall affect the obligation (including the amount of the obligation) of the Trust, on behalf of the Fund, to repay amounts previously paid, waived or reimbursed by the Investment Manager with respect to periods prior to the date of such termination.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2015. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AMG Managers Skyline Special Equities Fund	135	451	789	1,745

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. The Fund invests primarily in the common and preferred stocks of small-capitalization U.S. companies. Skyline generally considers a company to be a “small-capitalization” company if its market capitalization falls within the range of the market capitalization of companies in Russell 2000® Index (between $129 million and $3.3 billion as of the latest reconstitution of the Index on May 31, 2013) at the time of purchase. The Fund emphasizes investments in companies that have below average valuations and above average earnings growth prospects.

The Fund seeks maximum capital appreciation primarily through investing in common stocks that the Subadvisor considers to be undervalued.

The Fund invests in companies that generally fall into one of the following three categories:
  A company whose stock is selling at a price/earnings ratio below the average for the overall stock market, and that Skyline believes will achieve above average growth in earnings.
  A company that has experienced problems leading to a depressed stock price where Skyline believes that there is a reasonable likelihood that the company’s operations will improve.
  A company that does not fall into the above categories, but, because of special circumstances, appears undervalued and, consequently, offers potential for appreciation.
Skyline attempts to identify companies that it believes have been neglected by the investment community. Skyline’s investment and research group screens stocks using:
  Valuation measures, including price to earnings, price to book, price to cash flow, and price to sales ratios;
  Earnings growth prospects;
  Small-capitalization range; and
  Bottom-up approach – one stock at a time, without market forecasts.

PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Liquidity Risk—particular investments, such as illiquid securities, may not be able to be sold at the price the Fund would like or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of securities held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions.

Sector Risk—companies or issuers that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the industrial and information technology sectors currently, and may in the future, comprise a significant portion of the Fund’s portfolio. Industrial industries companies may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions.

Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/13

Best Quarter: 33.86% (2nd Quarter 2009) Worst Quarter: -28.08% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/13
Average Annual Total Returns	1 Year	5 Years	10 Years
AMG Managers Skyline Special Equities Fund	51.59%	27.83%	10.94%
AMG Managers Skyline Special Equities Fund Return After Taxes on Distributions	51.58%	27.83%	9.65%
AMG Managers Skyline Special Equities Fund Return After Taxes on Distributions and Sale of Fund Shares	29.21%	23.20%	8.73%
AMG Managers Skyline Special Equities Fund Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	34.52%	17.64%	8.61%
AMG Managers Skyline Special Equities Fund Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	38.82%	20.08%	9.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.